Congress Large Cap Growth Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	9,125	$4,076,685

Broadline Retail - 5.0%
Amazon.com, Inc.(a)	155,600	24,149,120

Capital Markets - 1.9%
CME Group, Inc. - Class A	21,225	4,368,954
Moody's Corp.	12,600	4,939,704
		9,308,658

Chemicals - 2.3%
Sherwin-Williams Co.	35,875	10,919,633

Commercial Services & Supplies - 1.0%
Cintas Corp.	8,200	4,957,474

Communications Equipment - 1.0%
Arista Networks, Inc.(a)	17,925	4,636,839

Construction Materials - 2.0%
Martin Marietta Materials, Inc.	19,000	9,659,980

Consumer Staples Distribution & Retail - 3.9%
Costco Wholesale Corp.	26,900	18,692,272

Electrical Equipment - 2.0%
Eaton Corporation PLC	40,000	9,843,200

Financial Services - 4.2%
Visa, Inc. - Class A	74,100	20,248,566

Ground Transportation - 1.8%
Old Dominion Freight Line, Inc.	22,850	8,934,807

Health Care Equipment & Supplies - 5.6%
Boston Scientific Corp.(a)	102,700	6,496,802
Dexcom, Inc.(a)	77,800	9,441,030
Intuitive Surgical, Inc.(a)	29,700	11,233,134
		27,170,966

Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	21,400	10,951,236

Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	55,675	9,051,641

Household Products - 2.1%
Procter & Gamble Co.	64,600	10,151,244

Insurance - 0.8%
Arthur J Gallagher & Co.	17,800	4,132,448

Interactive Media & Services - 6.3%
Alphabet, Inc. - Class C(a)	34,575	4,902,735
Alphabet, Inc. - Class A(a)	124,000	17,372,400
Meta Platforms, Inc. - Class A(a)	20,700	8,075,898
		30,351,033

IT Services - 2.1%
Accenture PLC - Class A	27,625	10,052,185

Media - 0.6%
Trade Desk, Inc. - Class A(a)	45,775	3,132,383

Metals & Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc.	217,200	8,620,668

Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	24,000	3,538,320
Pioneer Natural Resources Co.	43,700	10,043,571
		13,581,891

Pharmaceuticals - 5.3%
Eli Lilly & Co.	24,200	15,623,762
Zoetis, Inc.	54,200	10,179,302
		25,803,064

Semiconductors & Semiconductor Equipment - 5.4%
NVIDIA Corp.	26,000	15,997,020
NXP Semiconductors NV	48,900	10,296,873
		26,293,893

Software - 22.7%
Adobe, Inc.(a)	36,300	22,425,414
Intuit, Inc.	26,500	16,730,245
Microsoft Corp.	89,725	35,672,865
Roper Technologies, Inc.	20,500	11,008,500
ServiceNow, Inc.(a)	12,150	9,299,610
Synopsys, Inc.(a)	27,000	14,400,450
		109,537,084

Specialty Retail - 6.8%
O'Reilly Automotive, Inc.(a)	11,700	11,969,685
The Home Depot, Inc.	45,475	16,050,856
The TJX Companies, Inc.	48,900	4,641,099
		32,661,640

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	173,350	31,965,740
TOTAL COMMON STOCKS (Cost $203,841,177)		478,884,350

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares
First American Treasury Obligations Fund - Class X, 5.25%(b)	1,773,690	1,773,690
TOTAL SHORT-TERM INVESTMENTS (Cost $1,773,690)		1,773,690

TOTAL INVESTMENTS - 99.4% (Cost $205,614,867)		$480,658,040
Other Assets in Excess of Liabilities - 0.6%		2,688,318
TOTAL NET ASSETS - 100.0%		$483,346,358

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Congress Large Cap Growth Fund
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Congress Large Cap Growth Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. See the Schedule of Investments for an industry breakout.

Congress Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$478,884,350	$–	$–	$478,884,350
Money Market Funds	1,773,690	–	–	1,773,690
Total Assets	$480,658,040	$–	$–	$480,658,040

Refer to the Schedule of Investments for industry classifications.